Acquisitions - BP-Husky, Summary of Consideration (Details) - BP-Husky Refining LLC $ in Millions	Feb. 28, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 69
Accounts Receivable and Accrued Revenues	3
Inventories	453
Property, Plant and Equipment	674
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(138)
Lease Liabilities	(33)
Decommissioning Liabilities	(5)
Other Liabilities	(70)
Total Identifiable Net Assets	$ 996